Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities	12 Months Ended
Dec. 31, 2020
38. Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities
Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities

38 Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities

Accounting for non-current assets held for sale and associated liabilities

The Barclays Bank Group applies IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

Non-current assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than continuing use. In order to be classified as held for sale, the asset must be available for immediate sale in its present condition subject only to terms that are usual and customary and the sale must be highly probable. Non-current assets (or disposal groups) held for sale are measured at the lower of carrying amount and fair value less cost to sell.

A component of the Barclays Bank Group that has either been disposed of or is classified as held for sale is presented as a discontinued operation if it represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of the separate major line or geographical area of operations, or if it is a subsidiary acquired exclusively with a view to re-sale.

Barclays Bank Group

During the year, Barclays Bank PLC sold its investments in Barclaycard International Payments Limited, Entercard Group AB, Carnegie Holdings Limited and Barclays Mercantile Business Finance Limited to Barclays Principal Investments Limited, a fellow Barclays PLC Group company, at their fair values of £102m, £292m, £188m and £154m respectively. Barclays Bank PLC recorded profit on disposal of £56m, £192m, £133m and £23m in respect of these transactions. The Barclays Bank Group recorded profit on disposal of £45m, £13m, £57m and £11m.

UK banking business

Following the court approval of the ring-fencing transfer scheme on 9 March 2018, the UK banking business largely comprising Personal Banking, Barclaycard Consumer UK and Business Banking customers, and related assets and liabilities was transferred to Barclays Bank UK PLC on 1 April 2018, to meet the regulatory ring-fencing requirement under the Financial Services (Banking Reform) Act 2013 and related legislation. Following the transfer of the UK banking business, Barclays Bank PLC transferred the equity ownership in Barclays Bank UK PLC to Barclays PLC through a dividend in specie on the same day. Accordingly, Barclays Bank UK PLC ceased to be a subsidiary of Barclays Bank PLC and became a direct subsidiary of the ultimate parent, Barclays PLC.

The results of Barclays Bank UK PLC and its subsidiaries for the three months ended 31 March 2018, the date prior to the transfer of ownership to Barclays PLC, are included in the consolidated financial statements of the Barclays Bank Group.

The transfer of the ownership of Barclays Bank UK PLC to Barclays PLC resulted in a material change to the consolidated financial position and results of the Barclays Bank Group in 2018, in comparison to prior periods. The transfer had no impact on the share capital and share premium of Barclays Bank PLC. Other equity instruments reduced by £2,070m relating to additional tier 1 (AT1) securities transferred to Barclays Bank UK PLC. The fair value through other comprehensive income reserve increased by £16m and retained earnings reduced by £14,187m.

Upon disposal of the equity ownership of Barclays Bank UK PLC on 1 April 2018, the UK banking business met the requirements for presentation as a discontinued operation. As such, the results, which have been presented as the profit after tax in respect of discontinued operations on the face of the Barclays Bank Group income statement, are analysed in the income statement below. In 2018, discontinued operations relating to the UK banking business incurred a loss after tax of £47m. The income statement and cash flow statement below represent three months of results as a discontinued operation to 31 March 2018.

UK banking business disposal group income statement
	2020	2019	2018
For the year ended 31 December	£m	£m	£m
Net interest income	-	-	1,449
Net fee and commission income	-	-	296
Net trading income	-	-	(5)
Net investment income	-	-	6
Other income	-	-	2
Total income	-	-	1,748
Credit impairment charges and other provisions	-	-	(201)
Net operating income	-	-	1,547
Staff costs	-	-	(321)
Administration and general expenses	-	-	(1,135)
Operating expenses	-	-	(1,456)
Profit before tax	-	-	91
Taxation	-	-	(138)
(Loss)/profit after tax	-	-	(47)

Attributable to:
Equity holders of the parent	-	-	(47)
(Loss)/profit after tax	-	-	(47)

The cash flows attributed to the UK banking business discontinued operation are as follows:

	2020	2019	2018
For the year ended 31 December	£m	£m	£m
Net cash flows from operating activities	-	-	(522)
Net cash flows from investing activities	-	-	54
Net (decrease)/increase in cash and cash equivalents	-	-	(468)